                       SUPPLEMENT DATED JANUARY 30, 1998
            TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997
                   AS SUPPLEMENTED THROUGH SEPTEMBER 26, 1997
              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Statement of Additional Information is being further supplemented to reflect (i) certain changes in the non-fundamental investment limitations of the High Yield Portfolio; (ii) changes in the biographical information of Andrew McNally IV, a Director of the Fund; and (iii) the election of Stefanie V. Chang as a Vice President of the Fund. The Statement of Additional Information is further supplemented as follows:

                                 --------------

    On page 23 of the Statement of Additional Information, non-fundamental limitation numbers (2), (3), (7), (8) and (9) are hereby deleted and replaced with the following:

    (2) except for the High Yield Portfolio, purchase or retain securities of an issuer if those Officers and Directors of the Fund or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

    (3) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except that the High Yield Portfolio may pledge, mortgage or hypothecate a maximum of 50% of its assets, not counting assets segregated to comply with coverage requirements under Section 18(f) of the 1940 Act, and the SEC's rules, regulations, orders, and interpretations thereunder;

    (7) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the respective Prospectuses) that are publicly distributed, except that the High Yield Portfolio also may purchase such securities that are not publicly distributed; (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not consistent with the 1940 Act or the Rules and Regulations or interpretations of the Commission thereunder; and (iii) the High Yield Portfolio may lend securities to institutional investors in addition to entities described in (ii);

    (8) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, or purchase securities while borrowings exceed 5% of its total assets, except that (i) the Latin American, Emerging Markets Debt and Technology Portfolios may borrow in accordance with Fundamental Restriction No. (5) above; and (ii) the High Yield Portfolio may borrow up to 33 1/3% of its total assets in the aggregate, including reverse repurchase agreements; and

    (9) except for the High Yield Portfolio, invest in fixed time deposits with a duration of over seven calendar days or invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Portfolio's total assets would be invested in these deposits.

                                 --------------

    The first paragraph on page 24 is hereby deleted and replaced with the following:

        With respect to fundamental investment limitation number (7), the Fund will determine industry concentration in accordance with the classifications of industries based on the Industry Numbers from the Standard Industrial Classification Manual as prepared by the Office of Management and Budget, except that (i) with respect to the Money Market, Municipal Money Market and High Yield Portfolios, (a) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry and (b) asset-backed securities will be classified according to the underlying assets securing such securities; and (ii) with respect to the High Yield Portfolio, utility companies will be classified according to their services, for example, electric, gas, gas transmission, and telephone will be treated as separate industries.

                                 --------------

    The biographical information of Andrew McNally IV on page 25 is hereby deleted and replaced with the following:

                                                                PRINCIPAL OCCUPATION DURING PAST FIVE
NAME, ADDRESS AND DATE OF BIRTH           POSITION WITH FUND    YEARS
----------------------------------------  --------------------  ----------------------------------------
Andrew McNally IV                         Director              Director of Allendale Insurance Co.,
8255 North Central Park Avenue                                  Mercury Finance (consumer finance);
Skokie, IL 60076                                                Zenith Electronics, Hubbell, Inc.
11/11/39                                                        (industrial electronics); Director of
                                                                Morgan Stanley Universal Funds, Inc. and
                                                                Morgan Stanley Strategic Adviser Fund,
                                                                Inc.; Formerly, Chairman and Chief
                                                                Executive Officer of Rand McNally &
                                                                Company (publishing).

                                 --------------

    The following biographical information for Stefanie V. Chang is inserted between the biographical information for Joseph P. Stadler and Valerie Y. Lewis on page 25:

                                                                PRINCIPAL OCCUPATION DURING PAST FIVE
NAME, ADDRESS AND DATE OF BIRTH           POSITION WITH FUND    YEARS
----------------------------------------  --------------------  ----------------------------------------
Stefanie V. Chang*                        Vice President        Vice President of Morgan Stanley & Co.
1221 Avenue of the Americas                                     Incorporated and Morgan Stanley Asset
New York, NY 10020                                              Management Inc.; Vice President of
11/30/66                                                        various investment companies managed by
                                                                Morgan Stanley Asset Management Inc.
                                                                Previously practiced law with the New
                                                                York law firm of Rogers & Wells.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 30, 1998
                        TO PROSPECTUS DATED MAY 1, 1997
                   PREVIOUSLY SUPPLEMENTED ON AUGUST 14, 1997

                              TECHNOLOGY PORTFOLIO

                               A PORTFOLIO OF THE

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is further amended and supplemented to reflect a change in the portfolio management of the Technology Portfolio. Christopher R. Blair will no longer serve as Portfolio Manager for the Technology Portfolio. Stephen C. Sexauer and William T. Corcoran will share primary responsibility for managing the assets of the Technology Portfolio. Accordingly, the second full paragraph on page 20 is hereby deleted and replaced with the following:

        PORTFOLIO MANAGERS. STEPHEN C. SEXAUER AND WILLIAM T. CORCORAN. Stephen C. Sexauer is a Principal of Morgan Stanley and the Adviser
    and is a member of the Adviser's investment management team. In addition to portfolio management, his equity research responsibilities include financials, energy, utilities and technology. Mr. Sexauer joined the Adviser in July 1989 after three years as Vice President at Salomon Brothers. Previously, he was with Merrill Lynch Economics and Wharton Econometrics. Mr. Sexauer received a B.S. in Economics from the University of Illinois and an M.B.A. in Economics and Statistics from the University of Chicago. William T. Corcoran joined the Adviser in 1996 as a Securities Analyst in the Emerging Growth Stock and Technology Groups. Prior to joining the Adviser, he worked at Scotia McLeod, Inc. for three years in Corporate Finance and Equity Research. Mr. Corcoran received his B.A. degree from McGill University in 1991 and M.B.A. from Columbia Business School in 1996. He is a Chartered Financial Analyst.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 30, 1998
                        TO PROSPECTUS DATED MAY 1, 1997
                 PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 26, 1997

                            EQUITY GROWTH PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                          AGGRESSIVE EQUITY PORTFOLIO

                               PORTFOLIOS OF THE
              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is further amended and supplemented to reflect a change in the portfolio management of the Emerging Growth Portfolio. Christopher R. Blair will no longer serve as Portfolio Manager for the Emerging Growth Portfolio. Kurt A. Feuerman will continue to be primarily responsible for managing the assets of the Emerging Growth Portfolio. Accordingly, the last three paragraphs on page 23 and the first paragraph on page 24 are hereby deleted and replaced with the following:

        EMERGING GROWTH AND AGGRESSIVE EQUITY PORTFOLIOS -- KURT A. FEUERMAN. Information about Mr. Feuerman is included under the Equity Growth Portfolio above.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE